Revenue from Contracts with Customers - Schedule of Revenue by Geographic Region (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenue From Contract With Customers [Line Items]
Total net revenue	$ 467	$ 467	$ 383	$ 909	$ 737	$ 1,558	$ 1,303	$ 1,161
Percentage of total net revenue		100.00%	100.00%	100.00%	100.00%
US
Revenue From Contract With Customers [Line Items]
Total net revenue		$ 309	$ 251	$ 601	$ 482
Percentage of total net revenue		66.20%	65.50%	66.10%	65.40%
EMEA
Revenue From Contract With Customers [Line Items]
Total net revenue		$ 109	$ 90	$ 213	$ 175
Percentage of total net revenue		23.30%	23.50%	23.40%	23.70%
APJ
Revenue From Contract With Customers [Line Items]
Total net revenue		$ 49	$ 42	$ 95	$ 80
Percentage of total net revenue		10.50%	11.00%	10.50%	10.90%